PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Movement in Net Defined Benefit Obligations (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	€ 599	$ 599	€ 664
Current service cost	28		30
Interest cost / (income)	11		9
Past service cost	(47)		32
Immediate recognition of gains arising over the year	(5)		0
Administration expenses	2		2
Remeasurements due to:
—actual return less interest on plan assets	107		(56)
—changes in financial assumptions	(254)		(38)
—changes in demographic assumptions	(1)		(13)
—experience losses	(12)		(11)
Effects of changes in foreign exchange rates	20		23
Benefits paid	(6)		(22)
Contributions by the Group	(38)		(21)
Contributions by the plan participants	0		0
Reclassification as liabilities of disposal group classified as held for sale	(1)
Closing balance	403		599
Defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	1,143		1,122
Current service cost	28		30
Interest cost / (income)	20		15
Past service cost	(47)		32
Immediate recognition of gains arising over the year	(5)		0
Administration expenses	0		0
Remeasurements due to:
—actual return less interest on plan assets	0		0
—changes in financial assumptions	(254)		(38)
—changes in demographic assumptions	(1)		(13)
—experience losses	(12)		(11)
Effects of changes in foreign exchange rates	50		55
Benefits paid	(63)		(54)
Contributions by the Group	0		0
Contributions by the plan participants	6		5
Reclassification as liabilities of disposal group classified as held for sale	(1)
Closing balance	864		1,143
Defined benefit obligations | Pension Benefits
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	894		906
Current service cost	20		22
Interest cost / (income)	13		10
Past service cost	2		1
Immediate recognition of gains arising over the year	0		0
Administration expenses	0		0
Remeasurements due to:
—actual return less interest on plan assets	0		0
—changes in financial assumptions	(211)		(29)
—changes in demographic assumptions	0		(13)
—experience losses	(3)		(9)
Effects of changes in foreign exchange rates	34		38
Benefits paid	(42)		(36)
Contributions by the Group	0		0
Contributions by the plan participants	4		4
Reclassification as liabilities of disposal group classified as held for sale	(1)
Closing balance	710		894
Defined benefit obligations | Other Benefits
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	249		216
Current service cost	8		8
Interest cost / (income)	7		5
Past service cost	(49)		31
Immediate recognition of gains arising over the year	(5)		0
Administration expenses	0		0
Remeasurements due to:
—actual return less interest on plan assets	0		0
—changes in financial assumptions	(43)		(9)
—changes in demographic assumptions	(1)		0
—experience losses	(9)		(2)
Effects of changes in foreign exchange rates	16		17
Benefits paid	(21)		(18)
Contributions by the Group	0		0
Contributions by the plan participants	2		1
Reclassification as liabilities of disposal group classified as held for sale	0
Closing balance	154		249
Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(544)		(458)
Current service cost	0		0
Interest cost / (income)	(9)		(6)
Past service cost	0		0
Immediate recognition of gains arising over the year	0		0
Administration expenses	2		2
Remeasurements due to:
—actual return less interest on plan assets	107		(56)
—changes in financial assumptions	0		0
—changes in demographic assumptions	0		0
—experience losses	0		0
Effects of changes in foreign exchange rates	(30)		(32)
Benefits paid	57		32
Contributions by the Group	(38)		(21)
Contributions by the plan participants	(6)		(5)
Reclassification as liabilities of disposal group classified as held for sale	0
Closing balance	€ (461)		€ (544)